Note 5 - Earnings Per Share	12 Months Ended
Dec. 31, 2020
Earnings Per Share Abstract
Earnings Per Share Explanatory

5. Earnings per share

Basic and diluted earnings per share are calculated in accordance with the criteria established by IAS 33. For more information see Glossary of terms.

The calculation of earnings per share is as follows:

Basic and Diluted Earnings per Share
	2020	2019 (**)	2018 (**)
Numerator for basic and diluted earnings per share (millions of euros)
Profit attributable to parent company	1.305	3.512	5.400
Adjustment: Additional Tier 1 securities (1)	(387)	(419)	(447)
Profit adjusted (millions of euros) (A)	917	3.093	4.953
Of which: profit from discontinued operations (net of non-controlling interest) (B) (See Note 21)	(1.729)	(758)	704
Denominator for basic earnings per share (number of shares outstanding)
Weighted average number of shares outstanding (2)	6.668	6.668	6.668
Weighted average number of shares outstanding x corrective factor (3)	6.668	6.668	6.668
Adjusted number of shares - Basic earnings per share (C)	6.655	6.648	6.636
Adjusted number of shares - diluted earnings per share (D)	6.655	6.648	6.636
Earnings (losses) per share (*)	0,14	0,47	0,75
Basic earnings (losses) per share from continued operations (Euros per share)A-B/C	0,40	0,58	0,64
Diluted earnings (losses) per share from continued operations (Euros per share)A-B/D	0,40	0,58	0,64
Basic earnings (losses) per share from discontinued operations (Euros per share)B/C	(0,26)	(0,11)	0,11
Diluted earnings (losses) per share from discontinued operations (Euros per share)B/D	(0,26)	(0,11)	0,11

(1) Remuneration in the year related to contingent convertible securities, recognized in equity (see Note 22.4).

(2) Weighted average number of shares outstanding (millions of euros), excluding weighted average of treasury shares during the year.

(3) Corrective factor, due to the capital increase with pre-emptive subscription right, applied for the previous years.

(*) In 2020, 2019 and 2018 the weighted average number of shares outstanding was 6,668 million and the adjustment of additional Tier 1 securities amounted to €387 million (€419 and €447 million in 2019 and 2018, respectively).

(**) Restated due to the sale of the stake in BBVA USA (see Notes 3 and 21).

As of December 31, 2020, 2019 and 2018, there were no other financial instruments or share option commitments to employees that could potentially affect the calculation of the diluted earnings per share for the years presented. For this reason, basic and diluted earnings per share are the same.